Employee Benefit Plans - Expected benefit payments (Detail) $ in Thousands	Nov. 25, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2019	$ 78,705
2020	77,635
2021	77,748
2022	79,105
2023	78,619
2024-2028	389,860
Pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	68,292
2020	67,640
2021	68,115
2022	69,933
2023	70,040
2024-2028	355,238
Other postretirement benefit plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	10,413
2020	9,995
2021	9,633
2022	9,172
2023	8,579
2024-2028	$ 34,622